ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES - Principal subsidiaries, VIE and the VIE's subsidiaries (Details)	Dec. 31, 2025
iHuman Online Limited ("iHuman Online")
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Perfect Future (Tianjin) Investment Co., Ltd. ("Hongen Investment", or the "WFOE")
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest, subsidiaries (as a percent)	100.00%